PROPERTY, PLANT AND EQUIPMENT, NET (TABLES)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consist of the following:
	As of March 31,
	2013	2014
	$	$

At cost:
Machinery and equipment	12,124	11,933
Furniture and fixtures	444	437
Leasehold improvements	483	483
Motor vehicles	87	87

Total	13,138	12,940
Less: Accumulated depreciation and impairment	(11,369)	(11,727)

Property, plant and equipment, net	1,769	1,213